Note 45 - Depreciation	12 Months Ended
Dec. 31, 2019
Depreciation and amortisation expense
Disclosure of Depreciation

45. Depreciation and amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2019	2018	2017
Tangible assets	17	979	594	694
For own use		584	589	680
Investment properties		3	5	13
Right-of-use assets (*)		392
Other Intangible assets	18.2	620	613	694
Total		1,599	1,208	1,387

(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).